Consolidated Statements of Shareholders’ (Deficit) Equity - USD ($) $ in Thousands		Ordinary shares	Additional paid-in capital	Subscription receivable	Statutory reserves	Accumulated Other comprehensive loss	Accumulated deficit	Total Borqs Technologies, Inc. shareholders’ equity	Noncontrolling interest	Total
Balance at Dec. 31, 2022			$ 310,267	$ (14,378)	$ 1,901	$ (3,512)	$ (305,072)	$ (10,794)	$ (358)	$ (11,152)
Balance (in Shares) at Dec. 31, 2022		4,765,219
Consolidated net income (Loss)							(26,467)	(26,467)	(454)	(26,921)
Foreign exchange difference						(294)		(294)		(294)
Debt equity conversion settlement (Note 17(d))			1,574					1,574		1,574
Debt equity conversion settlement (Note 17(d)) (in Shares)		771,605
Issuance of ordinary shares as collateral (Note17(c))			1,321	(1,321)
Issuance of ordinary shares as collateral (Note17(c)) (in Shares)		443,294
Issuance of ordinary shares for a project (Note17(h))			392	(392)
Issuance of ordinary shares for a project (Note17(h)) (in Shares)		166,667
Shares conversion of convertible notes (Note 12)			500					500		500
Shares conversion of convertible notes (Note 12) (in Shares)		94,003
Warrants exercised into shares (Note 12)
Warrants exercised into shares (Note 12) (in Shares)		3,127,762
Issuance of warrants associated with convertible notes (Note 12)			629					629		629
Shares issued to HHE (Note 4(a))			9,423	(9,423)
Shares issued to HHE (Note 4(a)) (in Shares)		1,916,667
Settlement of equity financing (Note 17(b))			13,463					13,463		13,463
Settlement of equity financing (Note 17(b)) (in Shares)		4,668,704
Share-based compensation (Note 14)			7,769					7,769		7,769
Share-based compensation (Note 14) (in Shares)		12,912,096
Balance at Dec. 31, 2023			345,338	(25,514)	1,901	(3,806)	(331,539)	(13,620)	(812)	(14,432)
Balance (in Shares) at Dec. 31, 2023	[1]	28,866,017
Consolidated net income (Loss)							16,697	16,697	626	17,323
Foreign exchange difference						(583)		(583)		(583)
Warrants exercised into shares (Note 12)
Warrants exercised into shares (Note 12) (in Shares)	[1]	1,460,493
Disposal of a subsidiary									(7)	(7)
Cancellation of shares issued to HHE (Note 4(a))			(15,373)	9,423				(5,950)		(5,950)
Cancellation of shares issued to HHE (Note 4(a)) (in Shares)	[1]	(2,406,433)
Share-based compensation (Note 14)			51					51		51
Share-based compensation (Note 14) (in Shares)	[1]	1,050,000
Balance at Dec. 31, 2024			330,016	(16,091)	1,901	(4,389)	(314,842)	(3,405)	(193)	(3,598)
Balance (in Shares) at Dec. 31, 2024	[1]	28,970,077
Consolidated net income (Loss)							5,365	5,365	287	5,652
Foreign exchange difference						2,334		2,334		2,334
Disposal of a subsidiary									122	122
Share-based compensation (Note 14)			2,436					2,436		2,436
Share-based compensation (Note 14) (in Shares)	[1]	16,500,002
Balance at Dec. 31, 2025			$ 332,452	$ (16,091)	$ 1,901	$ (2,055)	$ (309,477)	$ 6,730	$ 216	$ 6,946
Balance (in Shares) at Dec. 31, 2025	[1]	45,470,079

[1]	Giving retroactive effect to the one-for-sixteen reverse split on June 27, 2022 and one-for-twelve reverse split on October 10, 2023